DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers International Real Estate ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 10.8%
Abacus Group REIT	314,176	$241,119
Arena REIT	250,864	602,771
Aspen Group Ltd./Australia REIT	4,372	5,083
BWP Trust REIT	347,732	833,272
Cedar Woods Properties Ltd.	49,235	170,915
Centuria Industrial REIT	382,596	763,188
Centuria Office REIT	349,285	290,686
Charter Hall Group REIT	343,396	2,410,821
Charter Hall Long Wale REIT	464,569	1,065,109
Charter Hall Retail REIT	375,930	849,714
Charter Hall Social Infrastructure REIT	240,400	442,174
Cromwell Property Group REIT	1,128,836	354,579
Dexus REIT	778,408	3,907,054
Dexus Convenience Retail REIT REIT	99,484	164,943
Dexus Industria REIT	165,535	301,257
GDI Property Group Partnership REIT	370,302	153,489
Goodman Group REIT	1,232,202	18,642,116
GPT Group REIT	1,160,449	3,156,573
Growthpoint Properties Australia Ltd. REIT	205,628	335,601
Healthco REIT	330,170	316,475
HMC Capital Ltd. REIT	193,640	674,711
HomeCo Daily Needs REIT	1,216,803	965,377
Hotel Property Investments Ltd. REIT	149,834	293,061
Ingenia Communities Group REIT	270,412	730,302
Lifestyle Communities Ltd.	70,066	790,489
Mirvac Group REIT	2,851,899	4,469,819
National Storage REIT	916,566	1,377,185
Newmark Property REIT	117,944	87,081
Peet Ltd.	271,450	212,724
REA Group Ltd.	36,905	3,945,664
Region RE Ltd. REIT	821,472	1,149,177
Rural Funds Group REIT	283,041	395,953
Scentre Group REIT	3,754,243	6,686,449
Stockland REIT	1,715,616	4,711,144
US Masters Residential Property Fund REIT	558,520	106,709
Vicinity Ltd. REIT	3,289,450	3,983,872
Waypoint REIT Ltd. REIT	482,194	780,733

(Cost $70,260,345)		66,367,389

Austria - 0.3%
CA Immobilien Anlagen AG	31,390	1,042,516
IMMOFINANZ AG*	23,387	451,311
S IMMO AG*	5,982	78,171
UBM Development AG	2,646	61,744

(Cost $1,646,024)		1,633,742

Belgium - 1.9%
Aedifica SA REIT	34,455	2,311,057
Ascencio REIT	3,945	189,894
Atenor	2,645	54,975
Care Property Invest NV REIT	26,636	353,851
Cofinimmo SA REIT	23,577	1,839,871
Home Invest Belgium SA REIT	6,749	114,417
Immobel SA	2,693	97,915
Intervest Offices & Warehouses NV REIT	19,741	309,818
Montea NV REIT	11,492	924,238
Nextensa SA REIT	1,840	89,468
Retail Estates NV REIT	8,421	519,137
VGP NV	9,549	998,054
Warehouses De Pauw CVA REIT	115,609	3,312,573
Wereldhave Belgium Comm VA REIT	2,187	112,749
Xior Student Housing NV REIT	18,557	545,817

(Cost $15,705,779)		11,773,834

Brazil - 0.7%
Aliansce Sonae Shopping Centers SA	343,001	1,577,502
Cyrela Brazil Realty SA Empreendimentos e Participacoes	217,378	985,258
Ez Tec Empreendimentos e Participacoes SA	100,850	448,951
Multiplan Empreendimentos Imobiliarios SA	223,560	1,117,134

(Cost $3,856,322)		4,128,845

Canada - 6.4%
Allied Properties Real Estate Investment Trust REIT(a)	93,574	1,436,514
Altus Group Ltd.	32,647	1,255,737
American Hotel Income Properties REIT LP	57,405	93,769
Artis Real Estate Investment Trust REIT	49,406	255,621
Boardwalk Real Estate Investment Trust REIT	24,014	1,213,524
BSR Real Estate Investment Trust REIT(a)	24,435	293,953
Canadian Apartment Properties REIT(a)	121,145	4,340,070
Chartwell Retirement Residences	170,518	1,294,372
Choice Properties Real Estate Investment Trust REIT	180,365	1,747,725
Colliers International Group, Inc.	26,369	3,042,584
Crombie Real Estate Investment Trust REIT(a)	77,831	767,409
CT Real Estate Investment Trust REIT(a)	54,130	582,529
Dream Industrial Real Estate Investment Trust REIT(a)	184,433	1,879,841
Dream Office Real Estate Investment Trust REIT(a)	17,406	166,862
DREAM Unlimited Corp., Class A(a)	17,233	270,669
First Capital Real Estate Investment Trust REIT	140,681	1,428,698
FirstService Corp.	26,548	4,009,426
Granite Real Estate Investment Trust REIT(a)	45,334	2,522,446
H&R Real Estate Investment Trust REIT	190,819	1,458,345

InterRent Real Estate Investment Trust REIT	101,489	922,661
Killam Apartment Real Estate Investment Trust REIT(a)	84,309	1,128,524
Mainstreet Equity Corp.*	3,440	342,157
Minto Apartment Real Estate Investment Trust REIT, 144A(a)	30,012	294,364
Morguard Corp.	3,397	257,735
Morguard North American Residential Real Estate Investment Trust REIT(a)	23,081	267,838
Nexus Industrial REIT REIT(a)	31,177	185,963
NorthWest Healthcare Properties Real Estate Investment Trust REIT(a)	156,940	792,269
Primaris Real Estate Investment Trust REIT(a)	52,387	517,694
RioCan Real Estate Investment Trust REIT(a)	217,335	3,101,917
SmartCentres Real Estate Investment Trust REIT(a)	96,157	1,709,284
Tricon Residential, Inc.	196,743	1,666,488
True North Commercial Real Estate Investment Trust REIT(a)	61,105	110,653

(Cost $44,476,638)		39,357,641

Chile - 0.3%
Cencosud Shopping SA	332,383	554,845
Parque Arauco SA	535,878	791,321
Plaza SA	192,206	294,597

(Cost $1,630,711)		1,640,763

China - 0.9%
A-Living Smart City Services Co. Ltd., 144A*	621,995	396,592
China Resources Mixc Lifestyle Services Ltd., 144A	441,438	1,905,528
China Vanke Co. Ltd., Class H	1,616,004	1,885,604
Greattown Holdings Ltd., Class B*	97,300	24,228
Guangzhou R&F Properties Co. Ltd., Class H*	1,270,439	194,412
Poly Property Services Co. Ltd., Class H	107,291	498,710
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	193,100	169,928
Shanghai Lingang Holdings Corp. Ltd., Class B	95,706	60,869
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	738,340	302,719
Shanghai Shibei Hi-Tech Co. Ltd., Class B	295,800	54,427
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	157,700	112,440
Shanxi Guoxin Energy Corp. Ltd., Class B*	68,300	21,719
Shenzhen Properties & Resources Development Group Ltd., Class B	15,300	8,858
Sino-Ocean Group Holding Ltd.*	2,534,980	117,993

(Cost $10,987,495)		5,754,027

Denmark - 0.0%
Jeudan A/S
(Cost $272,811)	7,044	249,265

Egypt - 0.1%
Arab Developers Holding*	308,500	6,120
Egyptians Housing Development & Reconstruction*	2,227,878	19,395
El Kahera Housing*	428,198	14,606
Emaar Misr for Development SAE*	176,430	17,415
Heliopolis Housing	287,265	112,303
Madinet Masr For Housing & Development	889,644	96,450
Palm Hills Developments SAE*	743,811	47,276
Pioneers Properties*	108,580	6,922
Six of October Development & Investment*	55,509	34,114
Talaat Moustafa Group	628,120	221,570
Zahraa El Maadi Investment & Development Co. SAE	101,058	19,754

(Cost $678,998)		595,925

Finland - 0.3%
Citycon OYJ*	56,640	348,559
Kojamo OYJ	133,337	1,331,400

(Cost $2,741,830)		1,679,959

France - 2.7%
Altarea SCA REIT	3,573	351,731
ARGAN SA REIT	7,141	576,636
Carmila SA REIT*	40,850	638,446
Covivio SA REIT	33,267	1,626,952
Gecina SA REIT	34,404	3,691,098
ICADE REIT	23,255	879,355
Klepierre SA REIT	136,044	3,602,792
Mercialys SA REIT	67,195	625,740
Nexity SA(a)	27,724	460,682
Unibail-Rodamco-Westfield REIT*	73,244	3,926,278

(Cost $19,808,225)		16,379,710

Germany - 3.1%
Deutsche EuroShop AG	10,453	239,951
Deutsche Wohnen SE	37,245	855,369
DIC Asset AG(a)	27,161	128,087
Hamborner REIT AG REIT	51,631	376,013
Instone Real Estate Group SE, 144A	31,016	198,613
LEG Immobilien SE*	53,748	3,885,138
PATRIZIA SE	27,593	264,142
TAG Immobilien AG*	127,895	1,454,738
Vonovia SE	489,172	11,738,707

(Cost $31,592,497)		19,140,758

Greece - 0.1%
LAMDA Development SA*
(Cost $419,010)	58,576	430,088

Hong Kong - 13.1%
C C Land Holdings Ltd.	602,137	121,322
C&D International Investment Group Ltd.	573,438	1,459,601
Champion REIT	1,649,479	530,071
China Jinmao Holdings Group Ltd.	5,982,382	846,806
China Overseas Grand Oceans Group Ltd.	1,286,288	505,215
China Overseas Land & Investment Ltd.	2,664,213	5,619,419
China Overseas Property Holdings Ltd.	907,625	1,084,509
China Resources Land Ltd.	2,093,437	8,849,738
Chinese Estates Holdings Ltd.*	304,534	69,515
CK Asset Holdings Ltd.	1,545,021	8,531,184
Emperor International Holdings Ltd.	128,580	8,116
ESR Group Ltd., 144A	2,028,595	3,047,387
Far East Consortium International Ltd.	712,694	161,775
Fortune Real Estate Investment Trust REIT	1,030,233	639,811
GR Life Style Company Ltd.*	473,252	47,677
Hang Lung Group Ltd.	603,970	833,354
Hang Lung Properties Ltd.	1,297,217	1,733,648
Henderson Land Development Co. Ltd.	964,728	2,651,180
HKR International Ltd.	441,839	90,151
Hong Kong Ferry Holdings Co. Ltd.	140,420	85,236
Hongkong Land Holdings Ltd.	760,887	2,701,149
Hysan Development Co. Ltd.	421,304	877,879
Joy City Property Ltd.	2,399,768	76,506
K Wah International Holdings Ltd.	664,147	199,877
Kerry Properties Ltd.	423,133	782,406
Kowloon Development Co. Ltd.	201,098	183,358
Lai Sun Development Co. Ltd.*	79,188	9,694
Langham Hospitality Investments and Langham Hospitality Investments Ltd.(b)	628,986	72,189
Link REIT	1,856,664	9,210,218
LVGEM China Real Estate Investment Co. Ltd.*	675,095	142,048
New World Development Co. Ltd.	1,006,565	2,138,473
Poly Property Group Co. Ltd.	1,375,472	319,235
Prosperity REIT	792,120	150,510
Regal Real Estate Investment Trust REIT	736,185	75,104
Shandong Hi-Speed Holdings Group Ltd.*(a)	1,313,643	787,340
Shanghai Industrial Holdings Ltd.	284,017	373,051
Shenzhen Investment Ltd.	1,516,137	266,811
Shin Hwa World Ltd.*	808,933	6,912
Shun Tak Holdings Ltd.*	922,962	129,468
Sino Land Co. Ltd.	2,667,090	3,057,626
Sun Hung Kai Properties Ltd.	1,116,132	12,567,916
Sunlight Real Estate Investment Trust REIT	628,042	213,038
Swire Properties Ltd.	765,938	1,601,860
Touyun Biotech Group Ltd.*	505,100	38,003
Wang On Properties Ltd.	2,969,556	18,177
Wharf Holdings Ltd.	704,626	1,493,402
Wharf Real Estate Investment Co. Ltd.	1,124,163	4,687,746
Yuexiu Property Co. Ltd.	956,094	1,185,097

(Cost $104,453,775)		80,280,808

India - 2.2%
Brigade Enterprises Ltd.	111,772	800,356
DLF Ltd.	690,794	4,206,366
Godrej Properties Ltd.*	96,382	1,916,085
Indiabulls Real Estate Ltd.*	351,159	339,128
Macrotech Developers Ltd., 144A*	190,826	1,545,187
NESCO Ltd.	22,000	192,000
Oberoi Realty Ltd.	81,881	1,108,594
Omaxe Ltd.*	85,128	47,198
Phoenix Mills Ltd.	70,907	1,541,584
Prestige Estates Projects Ltd.	125,037	972,898
Privi Speciality Chemicals Ltd.	12,212	169,949
Sobha Ltd.	27,204	200,564
Sunteck Realty Ltd.	51,780	225,856

(Cost $9,435,814)		13,265,765

Indonesia - 0.3%
PT Alam Sutera Realty Tbk*	7,873,981	94,612
PT Andalan Perkasa Abadi Tbk*	507,804	734
PT Bumi Serpong Damai Tbk*	5,838,045	435,074
PT Ciputra Development Tbk	6,156,787	460,849
PT Jaya Real Property Tbk	1,752,867	71,933
PT Kawasan Industri Jababeka Tbk*	10,146,852	101,269
PT Lippo Karawaci Tbk*	23,235,701	149,514
PT Pakuwon Jati Tbk	11,130,701	328,878
PT PP Properti Tbk*	3,602,844	11,828
PT Puradelta Lestari Tbk	6,046,875	69,481
PT Summarecon Agung Tbk	7,702,759	341,390

(Cost $2,001,892)		2,065,562

Israel - 1.9%
Adgar Investment and Development Ltd.	64,062	80,872
AFI Properties Ltd.*	4,157	138,337
Africa Israel Residences Ltd.	4,240	199,816
Airport City Ltd.*	49,117	754,542
Alony Hetz Properties & Investments Ltd.	113,038	861,557
Alrov Properties and Lodgings Ltd.	2,040	78,146
Amot Investments Ltd.	161,570	765,674
Arad Investment & Industrial Development Ltd.	1,909	214,004
Aura Investments Ltd.	93,271	185,692
Azrieli Group Ltd.	26,855	1,443,749
Big Shopping Centers Ltd.*	8,642	723,523
Blue Square Real Estate Ltd.	3,563	210,405
Carasso Real Estate Ltd.	12,671	80,464
Duniec Brothers Ltd.*	2,400	110,955
Electra Real Estate Ltd.	16,969	187,189
G City Ltd.	61,270	195,990
Gav-Yam Lands Corp. Ltd.	19,822	127,439
Israel Canada T.R Ltd.	105,324	235,754

Isras Investment Co. Ltd.	1,139	213,838
Keystone REIT Ltd. REIT	106,931	173,362
Kvutzat Acro Ltd.	24,828	253,228
Lahav L.R. Real Estate Ltd.	44,263	41,300
Megureit Israel Ltd. REIT*	83,004	101,332
Melisron Ltd.	18,441	1,157,933
Menivim- The New REIT Ltd. REIT	434,990	174,417
Mivne Real Estate KD Ltd.	437,123	1,048,989
Norstar Holdings, Inc.*	28,219	66,790
Prashkovsky Investments and Construction Ltd.	5,335	120,681
Property & Building Corp. Ltd.*	1,913	75,648
Rani Zim Shopping Centers Ltd.*	36,250	28,335
Reit 1 Ltd. REIT	136,906	584,634
REIT Azorim HF Living Ltd. REIT*	33,182	41,077
Sella Capital Real Estate Ltd. REIT	150,649	316,624
Summit Real Estate Holdings Ltd.	28,632	378,112
Villar International Ltd.	3,024	127,383
Vitania Ltd.	17,472	87,215

(Cost $14,178,636)		11,585,006

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	41,402	103,127
Risanamento SpA*(a)	421,860	42,399

(Cost $196,468)		145,526

Japan - 20.9%
Activia Properties, Inc. REIT	371	1,039,722
Advance Logistics Investment Corp. REIT	496	448,354
Advance Residence Investment Corp. REIT	728	1,752,681
Aeon Mall Co. Ltd.(a)	67,400	808,328
AEON REIT Investment Corp. REIT	1,254	1,268,772
Comforia Residential REIT, Inc. REIT	494	1,155,387
CRE Logistics REIT, Inc. REIT	474	550,235
Daito Trust Construction Co. Ltd.	49,800	5,495,326
Daiwa House REIT Investment Corp. REIT	1,539	2,919,750
Daiwa Office Investment Corp. REIT	207	972,545
Daiwa Securities Living Investments Corp. REIT	1,377	1,054,611
ES-Con Japan Ltd.	26,200	155,848
ESCON Japan Reit Investment Corp. REIT	224	179,249
Frontier Real Estate Investment Corp. REIT	379	1,224,848
Fukuoka REIT Corp. REIT	523	582,329
Global One Real Estate Investment Corp. REIT	721	575,473
GLP J REIT	3,393	3,199,910
Goldcrest Co. Ltd.	9,400	125,906
Hankyu Hanshin REIT, Inc. REIT	508	500,027
Health Care & Medical Investment Corp. REIT	237	240,769
Heiwa Real Estate Co. Ltd.	21,900	588,172
Heiwa Real Estate REIT, Inc. REIT	473	472,074
Hoshino Resorts REIT, Inc. REIT	170	732,150
Hulic Co. Ltd.	491,200	4,413,158
Hulic Reit, Inc. REIT(a)	648	722,844
Ichigo Office REIT Investment Corp. REIT	1,093	671,934
Ichigo, Inc.	165,100	354,956
Industrial & Infrastructure Fund Investment Corp. REIT	1,516	1,520,321
Invincible Investment Corp. REIT	4,395	1,826,407
Japan Excellent, Inc. REIT	628	572,419
Japan Hotel REIT Investment Corp. REIT	3,194	1,619,104
Japan Logistics Fund, Inc. REIT	499	1,045,403
Japan Metropolitan Fund Invest REIT	5,060	3,399,169
Japan Prime Realty Investment Corp. REIT	522	1,323,062
Japan Real Estate Investment Corp. REIT	755	3,137,514
Kabuki-Za Co. Ltd.	6,100	200,701
Keihanshin Building Co. Ltd.	33,900	297,121
Kenedix Office Investment Corp. REIT	605	1,429,543
Kenedix Residential Next Investment Corp. REIT	553	858,454
Kenedix Retail REIT Corp. REIT	449	888,840
Ki-Star Real Estate Co. Ltd.	6,400	208,593
LaSalle Logiport REIT	1,250	1,276,746
Leopalace21 Corp.*	171,700	431,653
LIFULL Co. Ltd.	64,400	108,819
Mirai Corp. REIT	1,280	414,548
Mirarth Holdings, Inc.	66,100	212,486
Mitsubishi Estate Co. Ltd.	950,000	12,153,553
Mitsubishi Estate Logistics REIT Investment Corp. REIT	375	1,014,871
Mitsui Fudosan Co. Ltd.	672,400	14,742,596
Mitsui Fudosan Logistics Park, Inc. REIT	407	1,385,229
Mori Hills REIT Investment Corp. REIT	1,164	1,172,915
Mori Trust Sogo Reit, Inc. REIT	1,837	928,689
Nippon Accommodations Fund, Inc. REIT(a)	381	1,719,387
Nippon Building Fund, Inc. REIT	1,217	5,141,017
Nippon Kanzai Holdings Co. Ltd.	14,600	267,360
Nippon Prologis REIT, Inc. REIT	1,688	3,396,059
NIPPON REIT Investment Corp. REIT	353	843,796
Nomura Real Estate Holdings, Inc.	85,500	2,154,164
Nomura Real Estate Master Fund, Inc. REIT	2,516	2,956,950
NTT UD REIT Investment Corp. REIT	714	679,743
One REIT, Inc. REIT	154	269,739
Open House Group Co. Ltd.	59,000	1,996,318
Orix JREIT, Inc. REIT	1,481	1,842,285
Pressance Corp.	16,300	214,183

Relo Group, Inc.	85,500	1,002,497
SAMTY Co. Ltd.	20,000	318,439
Samty Residential Investment Corp. REIT	320	255,191
Sankei Real Estate, Inc. REIT	362	231,992
Sekisui House Reit, Inc. REIT	2,335	1,348,858
SOSiLA Logistics REIT, Inc. REIT	530	466,710
SRE Holdings Corp.*	6,800	161,143
Star Asia Investment Corp. REIT	1,366	543,266
Starts Corp., Inc.	24,000	504,448
Starts Proceed Investment Corp. REIT	175	259,642
Sumitomo Realty & Development Co. Ltd.	341,900	8,757,393
Sun Frontier Fudousan Co. Ltd.	17,600	174,567
Takara Leben Real Estate Investment Corp. REIT	472	311,889
TOC Co. Ltd.	35,100	149,480
Tokyo Tatemono Co. Ltd.	153,000	2,012,536
Tokyu Fudosan Holdings Corp.	431,500	2,686,779
Tokyu REIT, Inc. REIT	448	573,905
Tosei Corp.	22,900	288,639
Tosei Reit Investment Corp. REIT	195	188,591
United Urban Investment Corp. REIT	1,542	1,657,609
XYMAX REIT Investment Corp. REIT	149	118,926

(Cost $147,665,564)		127,867,615

Luxembourg - 0.4%
ADLER Group SA, 144A*(a)	57,346	31,836
Aroundtown SA*(a)	599,092	1,083,925
Grand City Properties SA*	55,217	494,121
Shurgard Self Storage Ltd. REIT	18,612	855,493

(Cost $5,728,088)		2,465,375

Malaysia - 0.9%
AmFIRST Real Estate Investment Trust REIT	147,300	10,635
Axis Real Estate Investment Trust REIT	904,884	364,684
Capitaland Malaysia Trust REIT	686,908	78,461
Eastern & Oriental Bhd*	790,636	109,053
Eco World Development Group Bhd	714,000	158,496
Eco World International Bhd*	546,800	83,670
Ecofirst Consolidated Bhd*	482,900	35,905
IGB Bhd	200,000	88,793
IGB Commercial Real Estate Investment Trust REIT	459,500	49,515
IGB Real Estate Investment Trust REIT	1,032,400	362,675
IOI Properties Group Bhd	665,600	233,821
Iskandar Waterfront City Bhd*	358,600	59,123
KIP REIT	222,352	42,649
KLCCP Stapled Group(b)	120,300	173,709
KSL Holdings Bhd*	233,500	55,859
Lagenda Properties Bhd	129,800	36,366
Land & General Bhd	1,121,900	31,433
LBS Bina Group Bhd	701,500	89,955
Mah Sing Group Bhd	828,600	141,076
Malton Bhd*	97,400	9,551
Matrix Concepts Holdings Bhd	625,294	206,185
MKH Bhd	198,000	59,741
Mulpha International Bhd*	101,800	53,972
OSK Holdings Bhd	755,300	200,220
Paramount Corp. Bhd	202,240	42,497
Pavilion Real Estate Investment Trust REIT	557,400	146,558
Sentral REIT	319,800	56,516
Sime Darby Property Bhd	1,790,546	283,632
SP Setia Bhd Group	1,117,305	221,535
Sunway Bhd	1,309,061	561,429
Sunway Real Estate Investment Trust REIT	1,037,900	333,291
Symphony Life Bhd*	322,700	26,428
Tanco Holdings Bhd*	650,100	79,861
Titijaya Land Bhd*	93,900	5,869
Tropicana Corp. Bhd*	633,591	169,322
UEM Sunrise Bhd	782,900	123,172
UOA Development Bhd	212,700	81,596
YNH Property Bhd*	244,100	264,617
YTL Hospitality REIT	505,800	107,918

(Cost $4,816,294)		5,239,788

Mexico - 2.1%
CFE Capital S de RL de CV REIT	618,514	980,774
Concentradora Fibra Danhos SA de CV REIT	1,139,153	1,421,255
Corp. Inmobiliaria Vesta SAB de CV	509,995	1,915,540
FIBRA Macquarie Mexico REIT, 144A	565,327	1,069,744
Fibra MTY SAPI de CV REIT	1,362,162	886,163
Fibra Uno Administracion SA de CV REIT	2,088,859	3,082,701
Mexico Infrastructure Partners F1 SAPI de CV REIT*	536,774	637,173
Prologis Property Mexico SA de CV REIT	449,859	1,596,660
TF Administradora Industrial S de RL de CV REIT	554,284	1,053,788

(Cost $9,702,189)		12,643,798

Netherlands - 0.6%
Argo Properties NV*	10,280	140,709
CTP NV, 144A	81,176	1,154,168
Eurocommercial Properties NV REIT	31,023	746,819
NEPI Rockcastle NV	273,029	1,634,281
NSI NV REIT	13,577	275,559

(Cost $4,532,546)		3,951,536

New Zealand - 0.7%
Argosy Property Ltd.	627,357	437,065
Goodman Property Trust REIT	771,208	994,202
Investore Property Ltd.	202,894	151,017
Kiwi Property Group Ltd.	1,120,569	590,510
Precinct Properties Group(b)	975,621	714,548
Property for Industry Ltd.	370,457	507,354
Stride Property Group(b)	389,524	322,400

Vital Healthcare Property Trust REIT	344,477	461,517

(Cost $5,400,611)		4,178,613

Norway - 0.1%
Entra ASA, 144A	52,125	489,048
KMC Properties ASA*	56,039	27,395
Olav Thon Eiendomsselskap ASA	17,853	283,643
Selvaag Bolig ASA	29,605	82,382

(Cost $1,329,618)		882,468

Philippines - 2.1%
8990 Holdings, Inc.*	41,000	6,698
ACEN Corp.	464,085	41,064
AREIT, Inc. REIT	641,640	376,802
Ayala Corp.	230,015	2,502,459
Ayala Land, Inc.	5,343,396	2,562,226
Belle Corp.	2,685,000	57,854
DDMP Reit, Inc. REIT	4,312,000	98,242
DoubleDragon Corp.	357,970	46,785
Filinvest Land, Inc.	5,923,000	67,996
Filinvest REIT Corp. REIT	1,011,200	60,008
GT Capital Holdings, Inc.	66,241	669,781
Megaworld Corp.	8,184,600	287,661
MREIT, Inc. REIT	671,500	160,344
RL Commercial REIT, Inc. REIT	2,577,500	221,241
Robinsons Land Corp.	1,397,361	360,816
SM Prime Holdings, Inc.	10,403,557	5,365,310
Vista Land & Lifescapes, Inc.	2,009,900	56,442

(Cost $17,133,667)		12,941,729

Poland - 0.2%
Archicom SA	3,067	18,158
Atal SA	4,869	68,051
Cavatina Holding SA*	4,520	20,290
Develia SA	323,461	371,239
Dom Development SA	7,059	263,776
Echo Investment SA	106,685	109,500
Globe Trade Centre SA	132,086	180,121
Marvipol Development SA*	7,555	14,739
MLP Group SA*	5,429	112,235
Polski Holding Nieruchomosci SA	7,682	19,386

(Cost $931,710)		1,177,495

Russia - 0.0%
LSR Group PJSC*(c)	30,984	0
PIK Group PJSC*(c)	192,287	0

(Cost $2,472,023)		0

Singapore - 7.1%
AIMS APAC REIT	462,600	431,600
Bukit Sembawang Estates Ltd.	131,900	389,693
CapitaLand Ascendas REIT	2,438,269	5,001,114
CapitaLand Ascott Trust(b)	1,574,137	1,130,628
CapitaLand China Trust REIT	884,747	592,889
Capitaland India Trust	740,322	635,893
CapitaLand Integrated Commercial Trust REIT	3,688,692	5,216,884
CapitaLand Investment Ltd.	1,800,663	4,319,991
CDL Hospitality Trusts(b)	522,944	398,839
City Developments Ltd.	362,698	1,794,019
Cromwell European Real Estate Investment Trust REIT	225,219	347,107
Daiwa House Logistics Trust REIT	395,000	169,641
Digital Core REIT Management Pte Ltd. REIT	515,400	286,047
ESR-LOGOS REIT REIT	5,318,287	1,220,784
Far East Hospitality Trust(b)	777,800	365,719
First Real Estate Investment Trust REIT	877,200	165,632
Frasers Centrepoint Trust REIT	795,800	1,319,950
Frasers Hospitality Trust(b)	530,400	186,553
Frasers Logistics & Commercial Trust REIT	2,084,478	1,852,183
Frasers Property Ltd.	342,100	195,051
GuocoLand Ltd.	170,100	191,449
Ho Bee Land Ltd.	137,600	193,588
Hong Fok Corp. Ltd.	308,100	221,294
IREIT Global REIT	432,472	126,491
Keppel REIT	1,455,500	932,253
Keppel DC REIT	967,255	1,575,684
Keppel Pacific Oak US REIT	667,254	146,796
Lendlease Global Commercial REIT	1,312,351	558,757
Lippo Malls Indonesia Retail Trust REIT*	3,017,900	37,989
Manulife US Real Estate Investment Trust REIT	1,171,326	79,650
Mapletree Industrial Trust REIT	1,423,322	2,424,021
Mapletree Logistics Trust REIT	2,410,291	2,998,363
Mapletree Pan Asia Commercial Trust REIT	1,684,470	1,895,886
OUE Commercial Real Estate Investment Trust REIT	1,750,939	304,680
PARAGON REIT REIT	802,600	534,869
Parkway Life Real Estate Investment Trust REIT(a)	279,500	794,728
Prime US REIT	460,500	63,549
Propnex Ltd.	152,800	102,395
Sabana Industrial Real Estate Investment Trust REIT	821,600	231,180
Sasseur Real Estate Investment Trust REIT	368,700	191,107
Singapore Land Group Ltd.	127,500	189,763
Starhill Global REIT	993,709	356,867
Suntec Real Estate Investment Trust REIT	1,325,000	1,187,153
Tuan Sing Holdings Ltd.	315,700	67,792
UOL Group Ltd.	342,117	1,682,086
Wing Tai Holdings Ltd.	227,400	227,316
Yanlord Land Group Ltd.*	380,700	190,279

(Cost $48,861,058)		43,526,202

South Africa - 0.8%
Attacq Ltd. REIT	345,521	154,193
Equites Property Fund Ltd. REIT	539,724	358,866
Fortress Real Estate Investments Ltd.*	748,741	525,522
Fortress Real Estate Investments Ltd., Class B*	505,719	163,721
Growthpoint Properties Ltd. REIT	2,098,012	1,308,557
Hyprop Investments Ltd. REIT	214,204	369,243
Redefine Properties Ltd. REIT	4,245,723	802,730
Resilient REIT Ltd. REIT	216,381	452,874
SA Corporate Real Estate Ltd. REIT	1,652,356	164,058
Vukile Property Fund Ltd. REIT	535,907	378,687

(Cost $6,012,402)		4,678,451

South Korea - 0.5%
D&D Platform REIT Co. Ltd. REIT	27,980	66,047
E KOCREF CR-REIT Co. Ltd. REIT	15,427	59,876
ESR Kendall Square REIT Co. Ltd. REIT	105,594	313,566
Hanwha REIT Co. Ltd. REIT	41,624	165,646
JR Global REIT	156,041	491,705
KB Star Real Estate Investment Trust, Inc. REIT	45,326	125,510
Koramco Energy Plus REIT	38,602	161,505
Korea Asset In Trust Co. Ltd.	37,138	86,260
Korea Real Estate Investment & Trust Co. Ltd.	100,571	94,427
LOTTE Reit Co. Ltd. REIT	105,891	272,789
Mirae Asset Global REIT Co. Ltd. REIT	17,123	41,455
NH All-One REIT Co. Ltd. REIT	26,245	65,526
Seobu T&D	24,271	180,873
Shinhan Alpha REIT Co. Ltd. REIT	57,327	269,774
SK D&D Co. Ltd.	6,271	102,480
SK REITs Co. Ltd. REIT	101,030	355,430

(Cost $3,590,908)		2,852,869

Spain - 0.7%
Aedas Homes SA, 144A	6,729	114,224
Inmobiliaria Colonial Socimi SA REIT	213,242	1,298,391
Lar Espana Real Estate Socimi SA REIT	33,218	208,027
Merlin Properties Socimi SA REIT	243,215	2,183,061
Metrovacesa SA, 144A*	9,920	77,520
Neinor Homes SA, 144A*	24,972	250,435

(Cost $4,950,549)		4,131,658

Sweden - 3.6%
Atrium Ljungberg AB, Class B	31,484	573,330
Castellum AB	311,967	3,333,376
Catena AB	24,203	884,136
Cibus Nordic Real Estate AB	43,299	466,605
Corem Property Group AB, Class B	386,725	283,071
Corem Property Group AB, Class D	2,735	39,764
Dios Fastigheter AB	69,215	431,729
Eastnine AB	7,646	106,137
Fabege AB	200,499	1,718,997
Fastighets AB Balder, Class B*	478,305	2,293,264
Fastighets AB Trianon*	40,317	56,518
FastPartner AB, Class A	38,517	154,245
Heba Fastighets AB, Class B	75,971	180,043
Hemnet Group AB	66,163	1,199,404
Hufvudstaden AB, Class A	80,777	933,186
JM AB	47,228	622,811
John Mattson Fastighetsforetagen AB*	14,413	80,819
K-fast Holding AB*	48,027	76,537
Klarabo Sverige AB, Class B*	66,127	78,991
Nivika Fastigheter AB, Class B*	16,756	47,284
NP3 Fastigheter AB	22,666	348,170
Nyfosa AB	107,007	673,320
Pandox AB	64,325	715,512
Platzer Fastigheter Holding AB, Class B	45,298	301,989
Sagax AB, Class A	4,885	102,608
Sagax AB, Class B	143,359	2,986,346
Sagax AB, Class D	79,512	192,428
Samhallsbyggnadsbolaget i Norden AB(a)	845,289	271,537
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	102,137	32,330
Stendorren Fastigheter AB*	9,685	124,712
Swedish Logistic Property AB, Class B*	61,632	164,354
Wallenstam AB, Class B	352,561	1,273,095
Wihlborgs Fastigheter AB	196,693	1,513,382

(Cost $32,168,870)		22,260,030

Switzerland - 2.3%
Allreal Holding AG	11,133	1,946,148
Fundamenta Real Estate AG*	17,020	313,133
Intershop Holding AG	835	567,223
Mobimo Holding AG	5,247	1,535,635
Peach Property Group AG*(a)	7,625	122,587
PSP Swiss Property AG	33,245	4,042,472
Swiss Prime Site AG	55,353	5,320,656
Zug Estates Holding AG, Class B	198	347,467

(Cost $14,406,077)		14,195,321

Taiwan - 1.2%
Cathay No. 1 REIT	911,504	513,475
Cathay No. 2 REIT	198,000	108,181
Cathay Real Estate Development Co. Ltd.	464,149	220,805
Chong Hong Construction Co. Ltd.	184,302	417,836
Farglory Land Development Co. Ltd.	200,847	350,654
Highwealth Construction Corp.	1,117,314	1,508,627
Hong Pu Real Estate Development Co. Ltd.	130,515	104,505
Huaku Development Co. Ltd.	177,433	498,650
Huang Hsiang Construction Corp.	139,643	171,887
Hung Sheng Construction Ltd.	381,915	229,054
KEE TAI Properties Co. Ltd.	278,118	125,320
Kindom Development Co. Ltd.	260,550	265,488
Kuo Yang Construction Co. Ltd.*	159,983	95,448
Prince Housing & Development Corp.	919,028	303,010
Radium Life Tech Co. Ltd.*	392,797	110,143
Ruentex Development Co. Ltd.*	1,535,874	1,777,180

Shin Kong No.1 REIT	775,000	524,430
Shining Building Business Co. Ltd.*	318,249	95,135
Sinyi Realty, Inc.	196,039	176,054
Taiwan Land Development Corp.*(c)	243,531	0

(Cost $7,639,553)		7,595,882

Thailand - 2.7%
AIM Industrial Growth Freehold & Leasehold REIT	311,100	96,837
Amata Corp. PCL, NVDR	596,400	434,303
Ananda Development PCL, NVDR*	1,647,900	37,647
AP Thailand PCL, NVDR	1,755,700	636,750
Asset World Corp. PCL, NVDR	6,246,800	777,784
Ba Airport Leasehold REIT REIT	450,000	128,507
Bangkok Land PCL, NVDR*	11,230,600	256,571
Central Pattana PCL, NVDR	2,402,100	4,716,053
CP Tower Growth Leasehold Property Fund	800	131
CPN Retail Growth Leasehold REIT	1,243,900	394,297
Digital Telecommunications Infrastructure Fund, Class F	5,509,500	1,510,422
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,243,900	380,088
Frasers Property Thailand PCL, NVDR	255,825	109,585
Golden Ventures Leasehold Real Estate Investment Trust REIT	238,500	48,017
Grand Canal Land PCL, NVDR*	860,300	48,890
IMPACT Growth Real Estate Investment Trust REIT	348,532	133,371
Land & Houses PCL, NVDR	5,963,900	1,413,590
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	334,200	109,754
Lotus’s Retail Growth Freehold And Leasehold Property Fund	960,900	353,983
LPN Development PCL, NVDR	810,159	97,170
Noble Development PCL, NVDR	783,157	96,616
Nusasiri PCL, NVDR*	6,715,000	99,716
Origin Property PCL, NVDR	964,900	292,081
Platinum Group PCL, NVDR*	830,100	80,598
Principal Capital PCL, NVDR*	432,200	63,563
Property Perfect PCL, NVDR	6,358,206	63,550
Pruksa Holding PCL, NVDR	614,400	235,110
Quality Houses PCL, NVDR	5,855,200	387,922
Rabbit Holdings PCL, NVDR*	9,791,300	246,058
Rabbit Holdings PCL, PFD NVDR*	169,200	3,962
Sansiri PCL, NVDR	11,150,100	649,567
SC Asset Corp. PCL, NVDR	1,345,300	178,259
Singha Estate PCL, NVDR	2,817,100	95,734
Supalai PCL	54,400	33,711
Supalai PCL, NVDR	871,665	540,162
Univentures PCL, NVDR	465,600	34,304
WHA Corp. PCL, NVDR	7,385,696	1,096,755
WHA Industrial Leasehold REIT	528,000	106,301
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	1,876,500	573,386

(Cost $17,070,708)		16,561,105

Turkey - 0.4%
Akfen Gayrimenkul Yatirim Ortakligi AS REIT*	401,667	65,846
AKIS Gayrimenkul Yatirimi AS REIT*	259,770	77,081
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	6,147	31,591
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	59,292	91,237
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	72,939	51,850
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,448,776	466,847
Gimat Magazacilik Sanayi Ve Ticaret AS	96,100	40,015
Halk Gayrimenkul Yatirim Ortakligi AS REIT	166,062	36,068
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	490,774	26,511
Is Gayrimenkul Yatirim Ortakligi AS REIT*	322,808	230,685
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	381,253	44,479
Kiler Holding AS*	173,561	145,320
Kizilbuk Gayrimenkul Yatirim Ortakligi AS*	101,244	85,302
Kuyumcukent Gayrimenkul Yatirimlari AS REIT*	60,528	107,398
Marti Gayrimenkul Yatirim Ortakligi AS REIT*	122,546	40,454
Nurol Gayrimenkul Yatirim Ortakligi AS REIT*	88,135	28,169
Ozak Gayrimenkul Yatirim Ortakligi REIT*	288,056	96,063
Ozderici Gayrimenkul Yatirim Ortakligi AS REIT*	96,803	23,168
Panora Gayrimenkul Yatirim Ortakligi	50,510	72,873
Peker Gayrimenkul Yatirim Ortakligi AS*	298,206	228,206
Reysas Gayrimenkul Yatirim Ortakligi AS REIT*	94,886	79,091
Servet Gayrimenkul Yatirim Ortakligi AS*	8,448	95,833
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	509,687	61,183
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	90,398	86,473
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	664,599	91,746
Yeni Gimat Gayrimenkul Ortakligi AS	141,623	207,938
Yesil Gayrimenkul Yatirim Ortakligi AS REIT*	95,827	9,095
Ziraat Gayrimenkul Yatirim Ortakligi AS*	534,892	109,757

(Cost $2,206,563)		2,730,279

United Kingdom - 7.0%
Assura PLC REIT	2,136,633	1,242,172
Big Yellow Group PLC REIT	134,107	1,826,788
British Land Co. PLC REIT	628,183	2,575,865
CLS Holdings PLC REIT	125,683	201,941
Derwent London PLC REIT	73,945	1,740,936
Empiric Student Property PLC REIT	437,056	482,927
Grainger PLC	485,471	1,453,020
Great Portland Estates PLC REIT	149,005	793,387
Hammerson PLC REIT	2,953,568	898,976
Helical PLC REIT	81,242	241,923
Henry Boot PLC	77,448	206,090
Land Securities Group PLC REIT	491,280	3,751,341
LondonMetric Property PLC REIT	737,046	1,692,315
LXI REIT PLC REIT	1,148,235	1,358,958
Picton Property Income Ltd. REIT	401,305	350,366
Primary Health Properties PLC REIT	954,732	1,137,807
Rightmove PLC	596,787	4,234,827
Safestore Holdings PLC REIT	156,537	1,714,788
Savills PLC	103,327	1,192,126
Segro PLC REIT	868,373	8,114,052
Shaftesbury Capital PLC REIT	1,086,378	1,618,887
Tritax Big Box REIT PLC REIT	1,340,921	2,399,199
UK Commercial Property REIT Ltd. REIT	564,905	386,543
UNITE Group PLC REIT, Series 6	224,209	2,672,023
Workspace Group PLC REIT	98,686	627,751

(Cost $53,283,792)		42,915,008

United States - 0.0%
United Hampshire US REIT
(Cost $164,780)	376,100	161,723

Virgin Islands - 0.0%
SF Real Estate Investment Trust REIT
(Cost $132,211)	335,320	112,889

TOTAL COMMON STOCKS (Cost $724,543,051)		609,544,447

RIGHTS - 0.0%
South Korea - 0.0%
SK REITs Co. Ltd.*, expires 9/29/23
(Cost $0)	26,589	7,846

WARRANTS - 0.0%
Malaysia - 0.0%
Eco World Development Group Bhd*, expires 4/12/29	106,640	6,320
Paramount Corp. Bhd*, expires 7/28/24	7,840	76

(Cost $0)		6,396
Thailand - 0.0%
Nusasiri PCL, NVDR*(c), expires 12/31/23
(Cost $0)	1,291,580	0

TOTAL WARRANTS (Cost $0)		6,396

EXCHANGE-TRADED FUNDS - 0.0%
Vanguard Global ex-U.S. Real Estate ETF (Cost $23,770)	500	$20,320

SECURITIES LENDING COLLATERAL - 3.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e) (Cost $19,259,283)	19,259,283	19,259,283

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
(Cost $384,901)	384,901	384,901

TOTAL INVESTMENTS - 102.6% (Cost $744,211,005)		$629,223,193
Other assets and liabilities, net - (2.6%)		(16,178,735)

NET ASSETS - 100.0%		$613,044,458

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

SECURITIES LENDING COLLATERAL — 3.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
13,660,219	5,599,064(f)	—	—	—	48,987	—	19,259,283	19,259,283
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
44,853	14,984,842	(14,644,794)	—	—	11,214	—	384,901	384,901

13,705,072	20,583,906	(14,644,794)	—	—	60,201	—	19,644,184	19,644,184

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $18,128,193, which is 3.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$215,087,312	35.3%
Diversified	91,245,525	15.0
Real Estate Management/Services	70,309,054	11.5
Warehouse/Industry	60,954,267	10.0
Shopping Centers	53,769,734	8.8
Office Property	35,962,844	5.9
Apartments	23,521,603	3.9
Other	58,708,350	9.6

Total	$609,558,689	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
MINI TOPIX Index Futures	JPY	7	$109,534	$112,055	9/07/2023	$2,521
S&P 500 E-Mini Futures	USD	4	887,690	903,200	9/15/2023	15,510
CAC40 10 EURO Futures	EUR	4	318,271	318,159	9/15/2023	(112)
MINI S&P/TSX 60 Futures	CAD	5	222,291	224,713	9/14/2023	2,422
EURO STOXX 50 Futures	EUR	10	474,998	468,112	9/15/2023	(6,886)
SPI 200 Futures	AUD	8	921,872	942,331	9/21/2023	20,459
TOPIX Index Futures	JPY	4	620,476	640,313	9/07/2023	19,837

Total net unrealized appreciation						$53,751

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$609,544,447	$—	$0	$609,544,447
Rights(a)	—	7,846	—	7,846
Warrants(a)	6,396	—	0	6,396
Exchange-Traded Funds	20,320	—	—	20,320
Short-Term Investments(a)	19,644,184	—	—	19,644,184
Derivatives(b)
Futures Contracts	60,749	—	—	60,749

TOTAL	$629,276,096	$7,846	$0	$629,283,942

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(6,998)	$—	$—	$(6,998)

TOTAL	$(6,998)	$—	$—	$(6,998)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2023, the amount of transfers from Level 3 to Level 1 was $410,949. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HAUZ-PH1

R-089711-1 (5/24) DBX005195 (5/24)